Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

17. Leases

Leases as a lessee

The Group has lease contracts for various items of office, plant and vehicles used in its operations. Leases of office and plant have lease terms between 3 and 18 years, while vehicles generally have lease terms of 3 years. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. For certain leases, the Group is restricted from entering into any sub-lease agreements. There are several lease contracts that include extension and termination options, which are further discussed below.

The extension options representing the undiscounted potential future rental payments for the lease contracts which are not included in the lease liabilities for the VIA Group as on December 31, 2021 amount to TEUR 5,778 (2020: TEUR 5,778). No extension options have been exercised in 2021 and 2020.

The Group also has certain leases of IT equipment with lease terms of 12 months or less and leases of office equipment with low value. The Group applies the ‘short-term lease’ and ‘lease of low-value assets’ recognition exemptions for these leases.

The carrying amounts of right-of-use assets recognized and the movements during the period were as follows:

Right-of-use assets

		Factory, Office
		and Other
in EUR	Buildings	Equipment	Total
Balance at January 1, 2020	10,124,959	113,373	10,238,332
Depreciation charge for the year	(1,817,745)	(85,478)	(1,903,223)
Additions to right‑of‑use assets	824,613	103,802	928,414
Foreign currency effect	(202,521)	—	(202,521)
Balance at December 31, 2020	8,929,305	131,696	9,061,002
Depreciation charge for the year	(2,160,175)	(85,592)	(2,245,767)
Additions to right-of-use assets	2,888,736	97,652	2,986,389
Additions due to business combinations	210,667	—	210,667
Derecognition of right-of-use assets	(85,605)	—	(85,605)
Foreign currency effect	79,384	—	79,384
Balance at December 31, 2021	9,862,313	143,757	10,006,070

		Factory, Office
		and Other
in EUR	Buildings	Equipment	Total
Balance at January 1, 2020	10,124,959	113,373	10,238,332
Balance at December 31, 2020	8,929,305	131,696	9,061,002
Balance at December 31, 2021	9,862,313	143,757	10,006,070

The carrying amounts of lease liabilities (included under current and non-current financial liabilities) and the movements during the period as well as the amounts recognized in profit or loss were as follows:

Lease Liability

in EUR	Lease Liability
Balance at January 1, 2021	(9,214,428)
Additions	(2,446,388)
Additions due to business combinations	(210,667)
Accretion of interest	(215,464)
Payments	2,031,598
Derecognition of lease liability	168,183
Foreign currency effect	(83,763)
Balance at December 31, 2021	(9,970,927)
Current	(2,025,193)
Non‑current	(7,945,734)

in EUR	Lease Liability
Balance at January 1, 2020	(11,971,963)
Additions	(878,414)
Accretion of interest	(197,967)
Payments	3,627,998
Foreign currency effect	205,918
Balance at December 31, 2020	(9,214,428)
Current	(1,593,975)
Non‑current	(7,620,453)

Within the financial year 2021, the Group exercised the early termination of a lease contract, leading to a modification and subsequent derecognition of a right-of-use asset and its related lease liability.

Amounts recognized in profit or loss

in EUR	2021
2021—Leases under IFRS 16
Depreciation expense of right‑of‑use assets	2,245,767
Interest on lease liabilities	215,464
Expenses relating to short‑term leases	587,356
Expenses relating to leases of low‑value assets, excluding short‑term leases of low‑value assets	43,094
3,091,681

in EUR	2020*
2020—Leases under IFRS 16
Depreciation expense of right‑of‑use assets	1,903,223
Interest on lease liabilities	197,967
Expenses relating to short‑term leases	34,860
Expenses relating to leases of low‑value assets, excluding short‑term leases of low‑value assets	40,800
2,176,850

in EUR	2019*
2019—Leases under IFRS 16
Depreciation expense of right‑of‑use assets	1,869,296
Interest on lease liabilities	226,941
Expenses relating to short‑term leases	4,018
Expenses relating to leases of low‑value assets, excluding short‑term leases of low‑value assets	46,506
2,146,761

*Certain amounts have been reclassified from prior years´ financial statement to conform to the current presentation.

The Group had total cash outflows for all leases of TEUR 2,662 in 2021 (2020: TEUR 3,704; 2019 TEUR 2,026). In August 2021, VTS entered into a lease contract ending March 31, 2022. This contract has been classified as short-term lease.